UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     240 Greenwich Ave, 3rd Floor
             Greenwich, Connecticut 06830

Form 13F File Number:      028-11705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Clifton S. Robbins
Title:       Chief Executive Officer
Phone:       203.422.6565

Signature, Place, and Date of Signing:


 /s/ Clifton S. Robbins         Greenwich, Connecticut       August 14, 2006
---------------------------     ----------------------    ----------------------
[Signature]                         [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                             0
                                                                            ----
Form 13F Information Table Entry Total:                                       22
                                                                           -----
Form 13F Information Table Value Total:                                 $751,090
                                                                        --------
                                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

             NONE

                             Blue Harbour Group, LP
                           Form 13F Information Table
                           Quarter ended June 30, 2006


                                                                                    Investment Discretion          Voting Authority
                                              Fair Market                           ---------------------          ----------------
                     Title                        Value       Shares or   SH/  Put/      Shared Shared  Other
Issuer               of Class   Cusip          (x 1000s)      Principal   PRN  Call Sole Defined Other  Managers** Sole Shared None
------               --------   -----        --------------   ---------   ---  ---- ---- ------- -----  --------   ---- ------ ----
ACXIOM CORP            COM     005125109          $30,673       1,226,930   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYSTEMS INC.     COM     00845V308          $84,745       5,764,947   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDER & BALDWIN
INC.                   COM     014482103          $26,408         596,528   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
BRUNSWICK CORP.        COM     117043109           $3,744         112,600   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF
COMPANY                COM     131193104          $11,599         892,900   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
COMPUWARE CORP         COM     205638109           $6,196         924,800   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
CSK AUTO CORP          COM     125965103          $34,743       2,902,500   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
DENDRITE
INTERNATIONAL INC      COM     248239105           $3,005         325,940   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORPORATION     COM     28224R101          $22,860       1,036,750   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION
CO                     COM     442120101          $62,588       1,022,840   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
HOUSTON EXPLORATION
CO                     COM     442120101           $1,646         26,900    SH  CALL  X                              X
------------------------------------------------------------------------------------------------------------------------------------
JACUZZI BRANDS INC     COM     469865109          $23,488       2,669,100   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW
INTERNATIONAL INC.     COM     50730R102          $52,313       2,075,900   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
LODGENET
ENTERTAINMENT CORP     COM     540211109          $13,982         749,708   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
NEENAH PAPER INC       COM     640079109          $21,108         693,200   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
ONEOK PARTNERS LP      COM     68268N103          $17,179         348,100   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC              COM     682680103         $102,372       3,007,400   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
READER'S DIGEST
ASSOCIATION            COM     755267101          $66,898       4,792,100   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC   COM     807863105          $36,176       1,135,839   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING
 SYSTEM                COM     846425882           $9,201       1,800,658   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC    COM     89579K109          $33,429         844,600   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CANDLE CO       COM     984757104          $86,737       3,468,100   SH        X                              X
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market
Value                                            $751,090
(in thousands)
